Quarterly Holdings Report
for
Fidelity® SAI Sustainable Core Plus Bond Fund
November 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SSU-NPRT1-0123
1.9904896.100
Corporate Bonds - 46.5%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp. 3.375% 8/15/26		32,000	20,720

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
DraftKings, Inc. 0% 3/15/28		4,000	2,552

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Oak Street Health, Inc. 0% 3/15/26		2,000	1,535

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		16,000	6,560

TOTAL CONVERTIBLE BONDS			31,367
Nonconvertible Bonds - 46.4%
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.8%
Altice France SA 5.125% 7/15/29 (b)		10,000	7,757
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		10,000	10,345
Level 3 Financing, Inc. 3.75% 7/15/29 (b)		46,000	33,266
TELUS Corp. 3.4% 5/13/32		130,000	112,227
Verizon Communications, Inc.:
2.355% 3/15/32		70,000	56,191
3.875% 3/1/52		270,000	209,599
Virgin Media Finance PLC 5% 7/15/30 (b)		8,000	6,522
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)		18,000	9,765
			445,672
Entertainment - 0.5%
The Walt Disney Co. 2.65% 1/13/31		140,000	120,460

Media - 1.3%
Altice Financing SA 5.75% 8/15/29 (b)		29,000	23,715
Altice France Holding SA 6% 2/15/28 (b)		32,000	21,480
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		10,000	7,790
4.75% 2/1/32(b)		42,000	35,123
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		10,000	9,176
DISH DBS Corp. 5.75% 12/1/28 (b)		2,000	1,622
DISH Network Corp. 11.75% 11/15/27 (b)		5,000	5,139
Magallanes, Inc.:
4.279% 3/15/32(b)		135,000	114,615
5.141% 3/15/52(b)		141,000	109,255
TEGNA, Inc. 4.75% 3/15/26 (b)		8,000	7,820
UPC Broadband Finco BV 4.875% 7/15/31 (b)		8,000	6,741
			342,476
Wireless Telecommunication Services - 0.5%
Millicom International Cellular SA 4.5% 4/27/31 (b)		13,000	10,632
Rogers Communications, Inc.:
3.2% 3/15/27(b)		60,000	55,988
4.55% 3/15/52(b)		70,000	56,976
			123,596
TOTAL COMMUNICATION SERVICES			1,032,204

CONSUMER DISCRETIONARY - 4.3%
Auto Components - 0.1%
Patrick Industries, Inc. 4.75% 5/1/29 (b)		12,000	9,420

Automobiles - 0.2%
General Motors Co. 5.4% 10/15/29		40,000	38,599
McLaren Finance PLC 7.5% 8/1/26 (b)		4,000	3,233
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (b)(c)(d)		18,000	17,370
			59,202
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		10,000	9,300
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		11,000	10,459
Sotheby's 7.375% 10/15/27 (b)		10,000	9,740
StoneMor, Inc. 8.5% 5/15/29 (b)		6,000	4,875
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		42,000	39,367
			73,741
Hotels, Restaurants & Leisure - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.5% 2/15/29(b)		13,000	11,084
4% 10/15/30(b)		5,000	4,211
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)		8,000	7,049
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		26,000	21,406
Life Time, Inc. 8% 4/15/26 (b)		10,000	9,030
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		12,000	9,360
Royal Caribbean Cruises Ltd. 5.5% 4/1/28 (b)		24,000	19,590
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		30,000	27,483
Yum! Brands, Inc. 4.625% 1/31/32		34,000	29,917
			139,130
Household Durables - 0.3%
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	100,000	80,361

Internet & Direct Marketing Retail - 0.3%
Match Group Holdings II LLC 4.625% 6/1/28 (b)		10,000	8,944
Uber Technologies, Inc.:
4.5% 8/15/29(b)		65,000	56,584
8% 11/1/26(b)		2,000	2,023
			67,551
Multiline Retail - 0.0%
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		3,000	2,790
Nordstrom, Inc. 4.375% 4/1/30		6,000	4,818
			7,608
Specialty Retail - 2.0%
At Home Group, Inc. 4.875% 7/15/28 (b)		8,000	5,820
Bath & Body Works, Inc. 6.95% 3/1/33		8,000	6,938
Carvana Co. 4.875% 9/1/29 (b)		30,000	10,025
LBM Acquisition LLC 6.25% 1/15/29 (b)		10,000	6,888
Lowe's Companies, Inc.:
3.75% 4/1/32		130,000	118,418
4.25% 4/1/52		130,000	106,113
Michaels Companies, Inc. 5.25% 5/1/28 (b)		24,000	17,578
Rent-A-Center, Inc. 6.375% 2/15/29 (b)		8,000	6,580
The Home Depot, Inc. 3.25% 4/15/32		130,000	117,330
TJX Companies, Inc. 3.875% 4/15/30		120,000	113,314
Victoria's Secret & Co. 4.625% 7/15/29 (b)		8,000	6,752
			515,756
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. 4.125% 8/15/31 (b)		18,000	14,383
Hanesbrands, Inc. 4.625% 5/15/24 (b)		10,000	9,700
Tapestry, Inc. 3.05% 3/15/32		140,000	108,330
			132,413
TOTAL CONSUMER DISCRETIONARY			1,085,182

CONSUMER STAPLES - 1.5%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		12,000	9,339

Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		12,000	10,894
4.875% 2/15/30(b)		6,000	5,353
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		150,000	102,808
U.S. Foods, Inc. 4.625% 6/1/30 (b)		8,000	7,099
			126,154
Food Products - 1.0%
Darling Ingredients, Inc.:
5.25% 4/15/27(b)		3,000	2,904
6% 6/15/30(b)		5,000	4,876
General Mills, Inc. 2.25% 10/14/31		290,000	236,349
Post Holdings, Inc. 4.5% 9/15/31 (b)		10,000	8,522
TreeHouse Foods, Inc. 4% 9/1/28		8,000	6,816
			259,467
TOTAL CONSUMER STAPLES			394,960

ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		12,000	11,130
CGG SA 8.75% 4/1/27 (b)		18,000	15,139
Oceaneering International, Inc. 6% 2/1/28		12,000	10,871
Transocean Guardian Ltd. 5.875% 1/15/24 (b)		11,941	11,632
Transocean Sentry Ltd. 5.375% 5/15/23 (b)		7,938	7,861
Weatherford International Ltd. 8.625% 4/30/30 (b)		8,000	7,672
			64,305
Oil, Gas & Consumable Fuels - 1.0%
California Resources Corp. 7.125% 2/1/26 (b)		26,000	25,285
CNX Resources Corp.:
6% 1/15/29(b)		4,000	3,781
7.375% 1/15/31(b)		5,000	5,003
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)		25,000	23,063
CVR Energy, Inc. 5.25% 2/15/25 (b)		37,000	35,465
Energean PLC 6.5% 4/30/27 (b)		10,000	9,200
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		6,000	5,448
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		10,000	9,112
MEG Energy Corp. 5.875% 2/1/29 (b)		30,000	28,470
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		56,000	54,121
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		8,000	7,811
SM Energy Co. 6.5% 7/15/28		8,000	7,740
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		14,000	12,122
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)		5,000	4,753
Teine Energy Ltd. 6.875% 4/15/29 (b)		18,000	16,290
			247,664
TOTAL ENERGY			311,969

FINANCIALS - 13.3%
Banks - 7.8%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	92,919
Banco Bilbao Vizcaya Argentaria SA 1% 1/16/30 (Reg. S) (c)	EUR	100,000	94,060
Bank of America Corp.:
2.456% 10/22/25(c)		260,000	244,636
2.687% 4/22/32(c)		70,000	56,710
5.015% 7/22/33(c)		148,000	142,882
6.204% 11/10/28(c)		25,000	25,858
Citigroup, Inc.:
2.014% 1/25/26(c)		260,000	241,396
4.91% 5/24/33(c)		79,000	75,217
ING Groep NV 1.4% 7/1/26 (b)(c)		200,000	178,559
Intesa Sanpaolo SpA 4% 9/23/29 (b)		210,000	182,043
JPMorgan Chase & Co.:
0.768% 8/9/25(c)		260,000	239,873
2.963% 1/25/33(c)		70,000	57,713
4.586% 4/26/33(c)		124,000	116,479
4.912% 7/25/33(c)		26,000	25,072
KBC Group NV 0.5% 12/3/29 (c)	EUR	100,000	93,847
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	99,967
Santander Holdings U.S.A., Inc. 5.807% 9/9/26 (c)		31,000	30,865
			1,998,096
Capital Markets - 2.7%
Coinbase Global, Inc.:
3.375% 10/1/28(b)		8,000	4,676
3.625% 10/1/31(b)		5,000	2,700
Goldman Sachs Group, Inc.:
3.102% 2/24/33(c)		97,000	80,560
3.615% 3/15/28(c)		130,000	120,904
Hightower Holding LLC 6.75% 4/15/29 (b)		10,000	8,295
Morgan Stanley:
0.864% 10/21/25(c)		270,000	246,399
2.943% 1/21/33(c)		70,000	57,323
4.889% 7/20/33(c)		63,000	60,096
State Street Corp. 3.031% 11/1/34 (c)		130,000	110,093
StoneX Group, Inc. 8.625% 6/15/25 (b)		6,000	6,083
			697,129
Consumer Finance - 0.6%
Ally Financial, Inc. 2.2% 11/2/28		140,000	111,806
OneMain Finance Corp. 3.875% 9/15/28		46,000	36,496
			148,302
Diversified Financial Services - 0.1%
Altus Midstream LP 5.875% 6/15/30 (b)		10,000	9,397
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)		6,000	5,720
			15,117
Insurance - 2.1%
AIA Group Ltd. 3.375% 4/7/30 (b)		200,000	176,561
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		200,000	174,844
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		210,000	170,514
			521,919
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		8,000	7,223

Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc. 6.625% 3/15/25		8,000	7,921

TOTAL FINANCIALS			3,395,707

HEALTH CARE - 3.9%
Biotechnology - 1.0%
Amgen, Inc. 3% 2/22/29		260,000	235,168
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		10,000	4,500
			239,668
Health Care Providers & Services - 1.6%
Akumin Escrow, Inc. 7.5% 8/1/28 (b)		8,000	5,460
Cano Health, Inc. 6.25% 10/1/28 (b)		24,000	12,120
Cigna Corp. 3.4% 3/15/51		150,000	109,323
Community Health Systems, Inc.:
4.75% 2/15/31(b)		29,000	21,248
5.25% 5/15/30(b)		15,000	11,439
6.875% 4/15/29(b)		10,000	5,350
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)		11,000	8,085
Encompass Health Corp. 4.625% 4/1/31		10,000	8,630
HealthEquity, Inc. 4.5% 10/1/29 (b)		18,000	15,770
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		8,000	7,940
Humana, Inc. 3.7% 3/23/29		130,000	119,713
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		20,000	16,876
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)		12,000	7,040
Tenet Healthcare Corp.:
4.375% 1/15/30(b)		8,000	6,969
6.125% 10/1/28(b)		40,000	35,300
6.125% 6/15/30(b)		5,000	4,738
			396,001
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		10,000	7,489

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		18,000	15,662
Syneos Health, Inc. 3.625% 1/15/29 (b)		12,000	9,487
			25,149
Pharmaceuticals - 1.2%
AstraZeneca Finance LLC 1.75% 5/28/28		140,000	121,731
Bristol-Myers Squibb Co. 2.95% 3/15/32		70,000	61,777
Catalent Pharma Solutions 3.5% 4/1/30 (b)		18,000	14,670
HLF Financing SARL LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)		2,000	1,429
Zoetis, Inc. 2% 5/15/30		140,000	115,343
			314,950
TOTAL HEALTH CARE			983,257

INDUSTRIALS - 2.6%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6% 2/15/28 (b)		27,000	25,318
Howmet Aerospace, Inc. 3% 1/15/29		8,000	6,761
Triumph Group, Inc. 8.875% 6/1/24 (b)		10,000	10,225
			42,304
Building Products - 0.5%
Carrier Global Corp. 2.493% 2/15/27		130,000	118,052
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		8,000	5,397
			123,449
Commercial Services & Supplies - 0.3%
APX Group, Inc. 5.75% 7/15/29 (b)		12,000	10,216
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		14,000	11,077
Covanta Holding Corp. 4.875% 12/1/29 (b)		27,000	22,815
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		2,000	1,944
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		5,000	4,815
Stericycle, Inc.:
3.875% 1/15/29(b)		24,000	20,880
5.375% 7/15/24(b)		15,000	14,826
			86,573
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		12,000	11,675
Pike Corp. 5.5% 9/1/28 (b)		4,000	3,573
			15,248
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		8,000	6,740
Sensata Technologies BV 4% 4/15/29 (b)		8,000	6,957
			13,697
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 1.75% 9/1/31		140,000	112,296

Machinery - 1.0%
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29		130,000	120,531
Otis Worldwide Corp. 2.565% 2/15/30		140,000	119,300
			239,831
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		10,000	7,699

Professional Services - 0.0%
Dun & Bradstreet Corp. 5% 12/15/29 (b)		8,000	6,883

Road & Rail - 0.0%
Hertz Corp. 4.625% 12/1/26 (b)		12,000	10,410

Trading Companies & Distributors - 0.0%
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)		12,000	10,440

TOTAL INDUSTRIALS			668,830

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.1%
CommScope, Inc. 4.75% 9/1/29 (b)		16,000	13,475
HTA Group Ltd. 7% 12/18/25 (b)		8,000	7,360
			20,835
Electronic Equipment & Components - 0.5%
Coherent Corp. 5% 12/15/29 (b)		10,000	8,825
Dell International LLC/EMC Corp. 6.2% 7/15/30		110,000	113,116
			121,941
IT Services - 0.2%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		28,000	23,662
Tempo Acquisition LLC 5.75% 6/1/25 (b)		6,000	5,924
Twilio, Inc. 3.625% 3/15/29		18,000	14,850
Virtusa Corp. 7.125% 12/15/28 (b)		12,000	9,000
			53,436
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom, Inc. 2.6% 2/15/33 (b)		10,000	7,556
Entegris Escrow Corp. 5.95% 6/15/30 (b)		20,000	18,681
Entegris, Inc. 3.625% 5/1/29 (b)		28,000	23,240
Micron Technology, Inc. 2.703% 4/15/32		140,000	108,226
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		140,000	110,889
onsemi 3.875% 9/1/28 (b)		12,000	10,640
			279,232
Software - 0.3%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		8,000	7,190
Elastic NV 4.125% 7/15/29 (b)		28,000	22,762
NCR Corp. 6.125% 9/1/29 (b)		15,000	14,550
NortonLifeLock, Inc. 5% 4/15/25 (b)		14,000	13,580
Open Text Corp. 3.875% 12/1/29 (b)		14,000	11,177
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		5,000	4,049
4.125% 12/1/31(b)		1,000	776
			74,084
TOTAL INFORMATION TECHNOLOGY			549,528

MATERIALS - 1.6%
Chemicals - 0.9%
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		150,000	117,905
Methanex Corp.:
5.125% 10/15/27		10,000	9,175
5.65% 12/1/44		30,000	22,500
NOVA Chemicals Corp.:
4.875% 6/1/24(b)		10,000	9,731
5.25% 6/1/27(b)		10,000	8,976
Nufarm Australia Ltd. 5% 1/27/30 (b)		10,000	8,563
Olympus Water U.S. Holding Corp. 6.25% 10/1/29 (b)		14,000	10,102
The Chemours Co. LLC 4.625% 11/15/29 (b)		43,000	34,615
			221,567
Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		2,000	1,902
VM Consolidated, Inc. 5.5% 4/15/29 (b)		28,000	24,637
			26,539
Containers & Packaging - 0.2%
Berry Global, Inc. 5.625% 7/15/27 (b)		30,000	29,400
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		10,000	9,635
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		10,000	9,684
			48,719
Metals & Mining - 0.4%
ATI, Inc. 4.875% 10/1/29		12,000	10,229
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)		6,000	4,672
Eldorado Gold Corp. 6.25% 9/1/29 (b)		10,000	8,313
ERO Copper Corp. 6.5% 2/15/30 (b)		22,000	16,954
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)		20,000	18,298
IAMGOLD Corp. 5.75% 10/15/28 (b)		6,000	4,196
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		8,000	7,768
Mineral Resources Ltd. 8.5% 5/1/30 (b)		24,000	24,322
			94,752
Paper & Forest Products - 0.0%
Domtar Corp. 6.75% 10/1/28 (b)		8,000	6,972
Mercer International, Inc. 5.125% 2/1/29		10,000	8,585
			15,557
TOTAL MATERIALS			407,134

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		220,000	167,747
Boston Properties, Inc.:
2.45% 10/1/33		220,000	161,606
6.75% 12/1/27		17,000	17,778
Corporate Office Properties LP 2% 1/15/29		150,000	116,087
Hudson Pacific Properties LP 5.95% 2/15/28		108,000	102,536
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		5,000	3,932
5% 10/15/27		48,000	40,982
Prologis LP 2.875% 11/15/29		200,000	174,868
SBA Communications Corp. 3.125% 2/1/29		12,000	10,018
Uniti Group, Inc. 6% 1/15/30 (b)		34,000	24,532
WP Carey, Inc. 2.45% 2/1/32		220,000	170,403
			990,489
Real Estate Management & Development - 0.8%
CBRE Group, Inc. 2.5% 4/1/31		140,000	109,984
Howard Hughes Corp. 4.375% 2/1/31 (b)		15,000	12,319
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		6,000	4,410
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		14,000	12,222
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	75,858
			214,793
TOTAL REAL ESTATE			1,205,282

UTILITIES - 7.0%
Electric Utilities - 2.8%
Duke Energy Carolinas LLC 3.95% 11/15/28		170,000	163,678
NextEra Energy Capital Holdings, Inc. 1.9% 6/15/28		130,000	111,492
Northern States Power Co. 2.25% 4/1/31		210,000	175,859
Oncor Electric Delivery Co. LLC 4.15% 6/1/32 (b)		130,000	124,449
PG&E Corp. 5% 7/1/28		10,000	9,226
Wisconsin Electric Power Co. 4.75% 9/30/32		125,000	123,830
			708,534
Independent Power and Renewable Electricity Producers - 1.5%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		24,000	21,157
Sunnova Energy Corp. 5.875% 9/1/26 (b)		20,000	17,894
TerraForm Global, Inc. 6.125% 3/1/26 (b)		36,000	33,686
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		8,000	7,200
The AES Corp.:
1.375% 1/15/26		140,000	124,369
2.45% 1/15/31		227,000	180,378
			384,684
Multi-Utilities - 2.7%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		190,000	171,617
Dominion Energy, Inc. 2.25% 8/15/31		220,000	176,129
NiSource, Inc. 1.7% 2/15/31		230,000	177,255
Puget Energy, Inc. 4.224% 3/15/32		190,000	169,520
			694,521
TOTAL UTILITIES			1,787,739

TOTAL NONCONVERTIBLE BONDS			11,821,792
TOTAL CORPORATE BONDS (Cost $12,932,855)			11,853,159

U.S. Treasury Obligations - 21.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.91% 4/20/23	2,400,000	2,359,312
U.S. Treasury Bonds:
2.25% 2/15/52	2,410,000	1,740,378
3.25% 5/15/42	100,000	89,828
3.375% 8/15/42	600,000	548,906
U.S. Treasury Notes:
2.5% 4/30/24	200,000	194,234
2.5% 3/31/27	50,000	47,217
4.125% 10/31/27	500,000	506,367
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,929,046)		5,486,242

U.S. Government Agency - Mortgage Securities - 27.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.5%
2% 10/1/35	48,061	43,383
3% 5/1/52	48,711	43,173
4.5% 7/1/52	48,987	48,248
TOTAL FANNIE MAE		134,804
Freddie Mac - 0.5%
2.5% 12/1/51	98,571	84,487
5% 12/1/52	49,990	50,386
TOTAL FREDDIE MAC		134,873
Ginnie Mae - 6.2%
2% 2/20/51	24,254	20,720
2% 12/1/52 (e)	50,000	42,455
2% 12/1/52 (e)	25,000	21,228
2% 12/1/52 (e)	50,000	42,455
2% 12/1/52 (e)	100,000	84,911
2% 12/1/52 (e)	75,000	63,683
2% 12/1/52 (e)	50,000	42,455
2% 1/1/53 (e)	50,000	42,494
2% 1/1/53 (e)	50,000	42,494
2% 1/1/53 (e)	50,000	42,494
2% 1/1/53 (e)	100,000	84,989
2.5% 12/1/52 (e)	50,000	43,869
2.5% 12/1/52 (e)	100,000	87,738
2.5% 12/1/52 (e)	50,000	43,869
2.5% 12/1/52 (e)	150,000	131,606
2.5% 12/1/52 (e)	50,000	43,869
2.5% 12/1/52 (e)	50,000	43,869
2.5% 1/1/53 (e)	100,000	87,812
2.5% 1/1/53 (e)	50,000	43,906
2.5% 1/1/53 (e)	50,000	43,906
2.5% 1/1/53 (e)	50,000	43,906
2.5% 1/1/53 (e)	25,000	21,953
2.5% 1/1/53 (e)	50,000	43,906
3% 12/1/52 (e)	50,000	45,097
3% 12/1/52 (e)	50,000	45,097
3% 12/1/52 (e)	50,000	45,097
3% 1/1/53 (e)	50,000	45,128
3% 1/1/53 (e)	50,000	45,128
3.5% 12/1/52 (e)	50,000	46,386
3.5% 12/1/52 (e)	50,000	46,386
3.5% 1/1/53 (e)	50,000	46,409
TOTAL GINNIE MAE		1,575,315
Uniform Mortgage Backed Securities - 19.9%
1.5% 12/1/52 (e)	100,000	77,680
1.5% 12/1/52 (e)	25,000	19,420
1.5% 1/1/53 (e)	100,000	77,254
2% 12/1/37 (e)	100,000	89,831
2% 12/1/37 (e)	150,000	134,747
2% 12/1/37 (e)	50,000	44,916
2% 12/1/37 (e)	50,000	44,916
2% 1/1/38 (e)	50,000	44,972
2% 1/1/38 (e)	50,000	44,972
2% 1/1/38 (e)	150,000	134,917
2% 12/1/52 (e)	250,000	205,609
2% 12/1/52 (e)	175,000	143,927
2% 12/1/52 (e)	75,000	61,683
2% 12/1/52 (e)	200,000	164,488
2% 12/1/52 (e)	200,000	164,488
2% 12/1/52 (e)	100,000	82,244
2% 12/1/52 (e)	100,000	82,244
2% 12/1/52 (e)	100,000	82,244
2% 12/1/52 (e)	150,000	123,366
2% 12/1/52 (e)	50,000	41,122
2% 12/1/52 (e)	100,000	82,244
2% 12/1/52 (e)	75,000	61,683
2% 1/1/53 (e)	50,000	41,165
2% 1/1/53 (e)	250,000	205,824
2% 1/1/53 (e)	100,000	82,330
2% 1/1/53 (e)	100,000	82,330
2% 1/1/53 (e)	250,000	205,824
2% 1/1/53 (e)	50,000	41,165
2% 1/1/53 (e)	50,000	41,165
2.5% 12/1/52 (e)	50,000	42,727
2.5% 12/1/52 (e)	50,000	42,727
2.5% 12/1/52 (e)	200,000	170,906
2.5% 12/1/52 (e)	100,000	85,453
2.5% 12/1/52 (e)	100,000	85,453
2.5% 12/1/52 (e)	50,000	42,727
2.5% 12/1/52 (e)	50,000	42,727
2.5% 12/1/52 (e)	50,000	42,727
2.5% 12/1/52 (e)	50,000	42,727
2.5% 1/1/53 (e)	150,000	128,303
2.5% 1/1/53 (e)	50,000	42,768
3% 12/1/37 (e)	100,000	94,109
3% 12/1/52 (e)	200,000	177,047
3% 12/1/52 (e)	150,000	132,785
3% 12/1/52 (e)	150,000	132,785
3% 1/1/53 (e)	50,000	44,291
3% 1/1/53 (e)	50,000	44,291
3.5% 12/1/52 (e)	100,000	91,625
3.5% 12/1/52 (e)	50,000	45,813
3.5% 12/1/52 (e)	50,000	45,813
3.5% 1/1/53 (e)	50,000	45,836
4% 12/1/52 (e)	150,000	141,938
4% 12/1/52 (e)	100,000	94,625
4% 12/1/52 (e)	50,000	47,313
4.5% 12/1/52 (e)	100,000	97,344
4.5% 12/1/52 (e)	100,000	97,344
4.5% 1/1/53 (e)	100,000	97,344
5% 12/1/52 (e)	50,000	49,781
5% 12/1/52 (e)	50,000	49,781
5% 12/1/52 (e)	50,000	49,781
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		5,057,661
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,737,689)		6,902,653

Asset-Backed Securities - 7.7%
	Principal Amount (a)	Value ($)
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(d)	250,000	242,349
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.3884% 4/25/34 (b)(c)(d)	250,000	241,708
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.1791% 7/15/33 (b)(c)(d)	260,000	253,371
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.2926% 4/20/34 (b)(c)(d)	200,000	192,512
Dryden CLO, Ltd. Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (b)(c)(d)	310,000	300,043
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (b)(c)(d)	250,000	244,560
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/51 (b)	99,500	86,300
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.3226% 4/20/33 (b)(c)(d)	310,000	300,577
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	107,000	99,094
TOTAL ASSET-BACKED SECURITIES (Cost $2,008,439)		1,960,514

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, 1 month U.S. LIBOR + 0.650% 4.525% 8/15/36 (b)(c)(d)	250,000	233,958
SLG Office Trust sequential payer Series 2021-OVA Class A, 2.5854% 7/15/41 (b)	150,000	120,586
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $380,924)		354,544

Foreign Government and Government Agency Obligations - 0.6%
		Principal Amount (a)	Value ($)
German Federal Republic 0% 8/15/31	EUR	44,000	38,987
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	3,000	3,505
2.25% 9/7/23	GBP	25,000	29,857
4.25% 6/7/32 (f)	GBP	39,000	51,146
4.5% 9/7/34	GBP	16,000	21,527
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $131,207)			145,022

Common Stocks - 0.1%
	Shares	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Denbury, Inc. (g)	38	3,411
EQT Corp.	60	2,545
New Fortress Energy, Inc.	114	5,803
		11,759
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Coherent Corp. (g)	65	2,384
TOTAL COMMON STOCKS (Cost $13,117)		14,143

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.493% 6/21/24 (c)(d)(h) (Cost $5,738)	5,969	5,250

Preferred Securities - 1.2%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Telefonica Europe BV 2.502% (Reg. S) (c)(i)	EUR	100,000	88,451
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Danone SA 1% (Reg. S) (c)(i)	EUR	100,000	87,071
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ally Financial, Inc. 4.7% (c)(i)		20,000	14,488
UTILITIES - 0.4%
Electric Utilities - 0.4%
TenneT Holding BV 2.995% (Reg. S) (c)(i)	EUR	100,000	100,938
TOTAL PREFERRED SECURITIES (Cost $329,210)			290,948

Money Market Funds - 18.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (j) (Cost $4,737,943)	4,736,996	4,737,943

TOTAL INVESTMENT IN SECURITIES - 124.7% (Cost $33,206,168)	31,750,418
NET OTHER ASSETS (LIABILITIES) - (24.7)%	(6,281,892)
NET ASSETS - 100.0%	25,468,526

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/52	(25,000)	(21,228)
2% 12/1/52	(50,000)	(42,455)
2% 12/1/52	(50,000)	(42,455)
2% 12/1/52	(50,000)	(42,455)
2% 12/1/52	(50,000)	(42,455)
2% 12/1/52	(100,000)	(84,911)
2.5% 12/1/52	(100,000)	(87,738)
2.5% 12/1/52	(100,000)	(87,738)
2.5% 12/1/52	(50,000)	(43,869)
2.5% 12/1/52	(50,000)	(43,869)
2.5% 12/1/52	(50,000)	(43,869)
2.5% 12/1/52	(50,000)	(43,869)
2.5% 12/1/52	(50,000)	(43,869)
3% 12/1/52	(50,000)	(45,097)
3% 12/1/52	(50,000)	(45,097)
3.5% 12/1/52	(50,000)	(46,386)

TOTAL GINNIE MAE		(807,360)

Uniform Mortgage Backed Securities
1.5% 12/1/52	(100,000)	(77,680)
2% 12/1/37	(50,000)	(44,916)
2% 12/1/37	(50,000)	(44,916)
2% 12/1/37	(150,000)	(134,747)
2% 12/1/52	(50,000)	(41,122)
2% 12/1/52	(250,000)	(205,609)
2% 12/1/52	(250,000)	(205,609)
2% 12/1/52	(175,000)	(143,927)
2% 12/1/52	(100,000)	(82,244)
2% 12/1/52	(75,000)	(61,683)
2% 12/1/52	(100,000)	(82,244)
2% 12/1/52	(250,000)	(205,609)
2% 12/1/52	(50,000)	(41,122)
2% 12/1/52	(50,000)	(41,122)
2.5% 12/1/52	(50,000)	(42,727)
2.5% 12/1/52	(50,000)	(42,727)
2.5% 12/1/52	(150,000)	(128,180)
2.5% 12/1/52	(50,000)	(42,727)
3% 12/1/52	(50,000)	(44,262)
3% 12/1/52	(50,000)	(44,262)
3.5% 12/1/52	(50,000)	(45,813)
4.5% 12/1/52	(100,000)	(97,344)
5% 12/1/52	(50,000)	(49,781)
5% 12/1/52	(50,000)	(49,781)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,000,154)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,771,960)		(2,807,514)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Mar 2023	205,359	521	521
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Mar 2023	108,570	654	654
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2	Mar 2023	239,313	2,386	2,386

TOTAL PURCHASED					3,561

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	1	Mar 2023	126,539	937	937

TOTAL FUTURES CONTRACTS					4,498
The notional amount of futures purchased as a percentage of Net Assets is 2.1%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	10,192	USD	10,512	HSBC Bank	12/02/22	94
EUR	2,000	USD	2,071	JPMorgan Chase Bank, N.A.	12/08/22	11
USD	656,542	EUR	633,000	BNP Paribas S.A.	12/08/22	(2,531)
USD	2,078	EUR	2,000	Bank of America, N.A.	12/08/22	(5)
USD	20,635	EUR	20,000	HSBC Bank	12/08/22	(189)
USD	2,367	GBP	2,000	Bank of America, N.A.	12/08/22	(44)
USD	3,579	GBP	3,000	Bank of America, N.A.	12/08/22	(38)
USD	2,385	GBP	2,000	JPMorgan Chase Bank, N.A.	12/08/22	(26)
USD	288,948	GBP	243,000	Royal Bank of Canada	12/08/22	(4,002)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(6,730)

Unrealized Appreciation						105
Unrealized Depreciation						(6,835)
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,493,483 or 21.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $26,231.
(g)	Non-income producing
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	3,283,645	2,908,324	1,454,026	35,273	-	-	4,737,943	0.0%
Total	3,283,645	2,908,324	1,454,026	35,273	-	-	4,737,943

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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